Loans Receivable,Net - Summary of the Activity in Loans Classified as TDRs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Student Loan Portfolio By Program [Line Items]
Beginning Balance	$ 11,038	$ 11,038
New TDR	3,379
Loss or Foreclosure	(1,257)
Removed due to Payment or Performance	(3,864)
Removed from (Taken to) Non-accrual	(9,296)
Ending Balance		11,038
One-to-Four Family Mortgages [Member]
Student Loan Portfolio By Program [Line Items]
Beginning Balance		1,888
New TDR	242
Loss or Foreclosure
Removed due to Payment or Performance	(1,863)
Removed from (Taken to) Non-accrual	(267)
Ending Balance		1,888
Home Equity Line of Credit [Member]
Student Loan Portfolio By Program [Line Items]
Beginning Balance
New TDR
Loss or Foreclosure
Removed due to Payment or Performance
Removed from (Taken to) Non-accrual
Ending Balance
Junior Liens [Member]
Student Loan Portfolio By Program [Line Items]
Beginning Balance		96
New TDR
Loss or Foreclosure
Removed due to Payment or Performance	(10)
Removed from (Taken to) Non-accrual	(86)
Ending Balance		96
Multi-Family [Member]
Student Loan Portfolio By Program [Line Items]
Beginning Balance		234
New TDR
Loss or Foreclosure
Removed due to Payment or Performance	(234)
Removed from (Taken to) Non-accrual
Ending Balance		234
Construction [Member]
Student Loan Portfolio By Program [Line Items]
Beginning Balance		4,112
New TDR
Loss or Foreclosure
Removed due to Payment or Performance
Removed from (Taken to) Non-accrual	(4,112)
Ending Balance		4,112
Land [Member]
Student Loan Portfolio By Program [Line Items]
Beginning Balance		656
New TDR	2,649
Loss or Foreclosure	(393)
Removed due to Payment or Performance	(656)
Removed from (Taken to) Non-accrual	(2,256)
Ending Balance		656
Non-Residential Real Estate [Member]
Student Loan Portfolio By Program [Line Items]
Beginning Balance		3,173
New TDR	266
Loss or Foreclosure	(864)
Removed due to Payment or Performance
Removed from (Taken to) Non-accrual	(2,575)
Ending Balance		3,173
Farmland [Member]
Student Loan Portfolio By Program [Line Items]
Beginning Balance		865
New TDR
Loss or Foreclosure
Removed due to Payment or Performance	(865)
Removed from (Taken to) Non-accrual
Ending Balance		865
Consumer Loans [Member]
Student Loan Portfolio By Program [Line Items]
Beginning Balance		5
New TDR
Loss or Foreclosure
Removed due to Payment or Performance	(5)
Removed from (Taken to) Non-accrual
Ending Balance		5
Commercial Loans [Member]
Student Loan Portfolio By Program [Line Items]
Beginning Balance		9
New TDR	222
Loss or Foreclosure
Removed due to Payment or Performance	(231)
Removed from (Taken to) Non-accrual
Ending Balance		$ 9